CAPITAL STRUCTURE (Details) $ / shares in Units, $ in Thousands					1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 29, 2021 shares	Sep. 24, 2021 USD ($) day shares	Jun. 11, 2021 USD ($) day shares	Jul. 22, 2020 USD ($) $ / shares shares	Oct. 31, 2022 $ / shares shares	Aug. 31, 2022 USD ($)	Jun. 30, 2020 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 03, 2020 shares
Class of Warrant or Right [Line Items]
Common stock and preferred stock, shares authorized (in shares) | shares									950,000,000			750,000,000
Common stock, shares authorized (in shares) | shares								600,000,000	800,000,000	600,000,000		600,000,000
Preferred stock, shares authorized (in shares) | shares								150,000,000	150,000,000	150,000,000		150,000,000
Proceeds from issuance of common stock | $								$ 1,500	$ 123,672	$ 163,788	$ 0
Revaluation of warrant liability | $									3,903	3,051	13,448
Warrant liability | $								$ 4,284	381	4,284
Purchase period			36 months
Issuance of common stock for commitment shares | $			$ 2,600						$ 0	$ 5,564	$ 0
Registration Rights Agreement
Class of Warrant or Right [Line Items]
Maximum authorized amount | $			$ 300,000
Maximum allowable beneficial ownership (in percent)			4.99%
Percentage of volume weighted average price			97.00%
Number of shares issued in transaction | shares									17,248,244	14,213,498
Number of consecutive trading days | day			3
Sale of stock, consideration received on transaction | $									$ 123,700	$ 163,800
Registered shares remaining in agreement (in shares) | shares									3,420,990
Remaining commitment available | $									$ 12,500
Registration Rights Agreement Shares Issued For Commitment Fee
Class of Warrant or Right [Line Items]
Number of shares issued in transaction | shares		252,040	155,703
Issuance of common stock for commitment shares | $		$ 2,900
Second Purchase Agreement
Class of Warrant or Right [Line Items]
Maximum allowable beneficial ownership (in percent)		4.99%
Purchase period		36 months
Percentage of volume weighted average price		97.00%
Number of consecutive trading days | day		3
Sale of stock, consideration received on transaction | $		$ 300,000							300,000
Second Purchase Agreement | Maximum
Class of Warrant or Right [Line Items]
Number of shares issued in transaction | shares	29,042,827
Equity Distribution Agreement
Class of Warrant or Right [Line Items]
Proceeds from issuance of common stock | $									$ 167,800
Maximum authorized amount | $						$ 400,000
Number of shares issued in transaction | shares									45,324,227
Sale of stock, consideration received on transaction | $									$ 163,500
Fixed commission rate of gross offering proceeds of shares sold						2.50%
Payments for commissions | $									4,300
Equity Distribution Agreement | Other Current Liabilities
Class of Warrant or Right [Line Items]
Accrued commission | $									$ 1,700
Equity Distribution Agreement | Arithmetic Average
Class of Warrant or Right [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares									$ 3.70
Public Warrant
Class of Warrant or Right [Line Items]
Common stock issued (in shares) | shares				22,877,806
Proceeds from issuance of common stock | $				$ 263,100
Redemption price threshold (in usd per share) | shares				122,194
Warrant redemption price per share (in dollars per share) | $ / shares				$ 0.01
Private Warrant
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares) | shares									1
Warrant exercise price per share (in dollars per share) | $ / shares					$ 96.96		$ 11.50
Warrant period following business combination							30 days
Number of warrants exercised (in shares) | shares								129,085
Warrants outstanding (in shares) | shares								760,915	1,137,850	760,915
Private Warrant | Romeo Power, Inc
Class of Warrant or Right [Line Items]
Number of warrants assumed (in shares) | shares					376,935
Romeo Legacy Warrants
Class of Warrant or Right [Line Items]
Number of warrants exercised (in shares) | shares					250,416